Finance expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance expense
12. Finance expense

	2022 £m	2021 (1) £m	2020 (1) £m

Finance expense arising on:

Financial liabilities at amortised cost	(789)	(735)	(811)

Net losses arising from:

Financial instruments mandatorily measured at fair value through profit or loss	743	(565)	382

Retranslation of loans	(761)	565	(384)

Reclassification of hedges from other comprehensive income	(2)	(2)	(2)

Unwinding of discounts on provisions	(7)	(2)	(3)

Finance expense arising on lease liabilities	(30)	(27)	(33)

Other finance expense	(33)	(3)	(23)

	(879)	(769)	(874)

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).